Amounts Due to Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Amounts Due to Related Parties [Abstract]
Schedule of Amounts Due to Related Parties
	As of December 31,
Name of related parties	2022	2023
	USD’000	USD’000
Mr. CHUN SUN WONG	139	284
Mr. ZHUO WANG	380	838
	519	1,122